Income Taxes - Summary of Provision for Income Taxes (Details) - USD ($)	3 Months Ended									12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current income tax expense										$ 3,439,000	$ 6,311,000
Deferred income tax benefit										(380,000)	(2,816,000)
Income tax expense as reported	$ 608,000	$ 133,000	$ 617,000	$ 955,000	$ 1,354,000	$ 948,000	$ 1,099,000	$ 665,000	$ 783,000	$ 3,059,000	$ 3,495,000	$ 852,000